Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 12,267	$ 15,081
Accounts receivable:
Trade, net	11,796	3,231
Other	1,271	503
Total current assets	25,334	18,815
Non-current assets:
Long-term deposits and restricted deposits	400	124
Other non-current assets	82	82
Property and equipment, net	190	130
Right-of-use assets	2,750	498
Deferred tax assets	866	422
Debt investments at fair value through other comprehensive income	9,496	9,256
Debt investments at fair value through profit or loss	592	555
Intangible assets, net	2,064	811
Goodwill	4,118	4,118
Total non current assets	20,558	15,996
Total assets	45,892	34,811
Current liabilities:
Trade	427	251
Other	7,930	4,484
Current maturities of long-term loans		938
Contract liabilities	2,431	1,987
Derivative financial instruments		148
Short-term lease liabilities	692	359
Total current liabilities	11,480	8,167
Non-current liabilities:
Other non-current liability	375
Long-term lease liabilities	1,947	261
Long-term loans, net of current maturities		32
Total non current liabilities	2,322	293
Total liabilities	13,802	8,460
Equity:
Ordinary shares
Share premium	114,792	111,892
Other equity reserves	12,888	11,012
Accumulated deficit	(95,590)	(96,553)
Total equity	32,090	26,351
Total liabilities and equity	$ 45,892	$ 34,811